Offerings	Aug. 07, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $1.00 per share
Maximum Aggregate Offering Price	$ 306,204,908.98
Amount of Registration Fee	$ 46,879.97
Offering Note

1.	The registration fee is calculated in accordance with Rule 457(o) of the Securities Act of 1933 as amended, (the "Securities Act") based on the proposed maximum aggregate offering price and Rule 457(r) of the Securities Act, which in accordance with Rule 456(b) and 457(r) under the Securities Act represents deferred payment of the registration fees in connection with the shelf registration statement on Form S-3 (File No. 333-289348) (the “2025 Registration Statement”) filed by the Registrant on August 7, 2025, which was automatically effective upon its filing with the Securities and Exchange Commission (the “Commission”).

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $1.00 per share
Amount Registered | shares	3,570,426
Maximum Aggregate Offering Price	$ 93,795,091.02
Amount of Registration Fee	$ 0.00
Carry Forward Form Type	S-3
Carry Forward File Number	333-289348
Carry Forward Initial Effective Date	Aug. 07, 2025
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 11,367.97
Offering Note

2.	On February 22, 2019, the registrant filed a prospectus supplement to the base prospectus contained in the registrant’s registration statement on Form S-3 (File No. 333-220026), which became effective upon its filing with the Commission on August 18, 2017, as amended by Post-Effective Amendment No. 1, filed with the Commission on January 2, 2019, in connection with the registrant’s prior “at-the-market” offering program (the “ATM Program”). In connection with such prospectus supplement, the registrant paid a filing fee of $31,839.24 to register the offering of up to 10,000,000 shares of the registrant’s common stock for a proposed maximum aggregate offering price of $262,700,000. Pursuant to Rule 415(a)(6), 6,398,889 shares of common stock representing a proposed maximum aggregate offering price of $168,098,814 registered in connection with the ATM Program remained unsold and were registered on the registrant’s registration statement on Form S-3 (File No. 333-246323), which became effective upon its filing with the Commission on August 14, 2020 (the “Prior Registration Statement”). As of August 7, 2025, 3,570,426 of the 6,398,889 shares of common stock representing a proposed maximum aggregate offering price of

$93,795,091.02 registered for sale pursuant to the Prior Registration Statement remained unsold (the “Unsold Securities”) and were registered on the 2025 Registration Statement.

Pursuant to Rule 415(a)(6), the Unsold Securities are being carried forward and the $11,367.97 filing fee previously paid in connection with the Unsold Securities (based on the filing fee rates in effect at the time such Unsold Securities were initially registered) will continue to be applied to the Unsold Securities under this prospectus supplement, and no additional filing fee is due with respect to the Unsold Securities in connection with the filing of this prospectus supplement.